Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schwab Ariel Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	16.03%	17.88%	(18.01%)
Schwab Crypto Thematic ETF
Prospectus [Line Items]
Annual Return [Percent]	41.92%	108.67%